Summary of Significant Accounting Policies - Schedule of Disaggregates the Group’s Revenue Categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregates the Group’s Revenue Categories [Line Items]
Total revenues	$ 36,499,644	$ 28,730,549
Sales of golf shafts [Member]
Schedule of Disaggregates the Group’s Revenue Categories [Line Items]
Total revenues	35,315,363	27,825,905
Sales of sports accessories, food and beverage [Member]
Schedule of Disaggregates the Group’s Revenue Categories [Line Items]
Total revenues	935,593	904,644
Software service [Member]
Schedule of Disaggregates the Group’s Revenue Categories [Line Items]
Total revenues	$ 248,688